Non-current financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2025
Non-current Financial Assets At Fair Value Through Other Comprehensive Income
Non-current financial assets at fair value through other comprehensive income

9. Non-current financial assets at fair value through other comprehensive income

	As of	As of
	December 31, 2025	December 31, 2024
YMA DG	$-	$985,259
Forwell	-	804,545
Cycle Services Loire	-	-
	$-	$1,789,804

Note:

a) The Company holds 19.5% of the equity interest in YMA DG and Forwell, both of which are manufacturers of bicycles parts in the PRC, and in which the Company does not have a controlling interest or significant influence. The investment is recorded at fair value through other comprehensive income. During the current year, management decided and switched to a new operating strategy and expected that the investments in both YMA DG and Forwell are no longer recoverable, the Company has written off these investments to consolidated statements of comprehensive (loss) income during the year ended December 31, 2025.